Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Income Tax Expense (Benefit)
Table 23.1 presents the components of income tax expense (benefit).
Table 23.1: Income Tax Expense (Benefit)

	Year ended December 31,
(in millions)	2024	2023	2022
Current:
U.S. Federal (1)	$3,697	2,883	888
U.S. State and local	268	(453)	(45)
Non-U.S.	345	227	169
Total current	4,310	2,657	1,012
Deferred:
U.S. Federal	(737)	(662)	767
U.S. State and local	(131)	586	481
Non-U.S.	(43)	26	(9)
Total deferred	(911)	(50)	1,239
Total	$3,399	2,607	2,251
(1)Prior period balances do not reflect accounting changes related to our adoption of ASU 2023-02, effective January 1, 2024. For additional information, see Note 1 (Summary of Significant Accounting Policies) and Note 16 (Securitizations and Variable Interest Entities).

Effective Income Tax Expense (Benefit) and Rate
Table 23.2 reconciles the statutory federal income tax rate to the effective income tax rate. Our effective tax rate is calculated by dividing income tax expense (benefit) by income before income tax expense (benefit) less the net income (loss) from noncontrolling interests.

Table 23.2: Effective Income Tax Expense (Benefit) and Rate

	December 31,
	2024		2023		2022
(in millions)	Amount	Rate	Amount	Rate	Amount	Rate
Statutory federal income tax expense and rate	$4,855	21.0%	$4,567	21.0%	$3,345	21.0%
Change in tax rate resulting from:
State and local taxes on income, net of federal income tax benefit	549	2.4	855	3.9	581	3.7
Tax-exempt interest	(294)	(1.3)	(308)	(1.4)	(321)	(2.0)
Tax credits, net of amortization (1)	(964)	(4.2)	(1,546)	(7.1)	(1,264)	(8.0)
Nondeductible expenses (2)	239	1.0	214	1.0	560	3.5
Changes in prior year unrecognized tax benefits, inclusive of interest	(819)	(3.5)	(1,009)	(4.6)	(503)	(3.2)
Other	(167)	(0.7)	(166)	(0.8)	(147)	(0.9)
Effective income tax expense and rate	$3,399	14.7%	$2,607	12.0%	$2,251	14.1%
(1)Includes impacts of affordable housing and renewable energy tax credit investments. Prior period balances do not reflect accounting changes related to our adoption of ASU 2023-02, effective January 1, 2024. For additional information, see Note 1 (Summary of Significant Accounting Policies) and Note 16 (Securitizations and Variable Interest Entities).
(2)Includes amounts related to nondeductible litigation and regulatory accruals in all years presented.

Net Deferred Taxes
The tax effects of our temporary differences that gave rise to significant portions of our deferred tax assets and liabilities are presented in Table 23.3.
Table 23.3: Net Deferred Taxes

(in millions)	Dec 31, 2024	Dec 31, 2023
Deferred tax assets
Net operating loss and tax credit carryforwards	$4,721	4,369
Allowance for credit losses	3,580	3,648
Deferred compensation and employee benefits	3,194	3,201
Net unrealized losses on debt securities	2,881	2,784
Capitalized research expenses	1,653	1,389
Accrued expenses	1,187	1,416
Lease liabilities	1,104	1,011
Basis difference in investments	720	—
Other	1,070	962
Total deferred tax assets	20,110	18,780
Deferred tax assets valuation allowance	(162)	(222)
Deferred tax liabilities
Mark to market, net	(12,235)	(12,571)
Leasing and fixed assets	(2,818)	(2,794)
Mortgage servicing rights	(1,264)	(1,552)
Right-of-use assets	(930)	(818)
Intangible assets	(899)	(874)
Basis difference in investments	—	(60)
Other	(683)	(520)
Total deferred tax liabilities	(18,829)	(19,189)
Net deferred tax asset (liability) (1)	$1,119	(631)
(1)The net deferred tax asset (liability) is included in other assets and accrued expenses and other liabilities, respectively.

Deferred Tax Assets Related To Net Operating Loss and Tax Credit Carryforwards
Table 23.4 presents the components of the deferred tax assets related to net operating loss (NOL) and tax credit carryforwards at December 31, 2024. If not utilized, carryforwards mostly expire in varying amounts through December 31, 2044, with the exception of U.S. Federal corporate alternative minimum tax credits that do not expire.

Table 23.4: Deferred Tax Assets Related To Net Operating Loss and Tax Credit Carryforwards

(in millions)	Dec 31, 2024
U.S. Federal tax credits	$4,415
U.S. State NOLs and credits	237
Non-U.S. NOLs and credits	69
Total net operating loss and tax credit carryforwards	$4,721

Change in Unrecognized Tax Benefits
Table 23.5 presents the change in unrecognized tax benefits.

Table 23.5: Change in Unrecognized Tax Benefits

	Year ended December 31,
(in millions)	2024	2023
Balance, beginning of period	$4,114	5,437
Additions:
For tax positions related to the current year	292	246
For tax positions related to prior years	140	352
Reductions:
For tax positions related to prior years	(1,354)	(765)
Lapse of statute of limitations	(44)	(389)
Settlements with tax authorities	(43)	(767)
Balance, end of period	$3,105	4,114

Tax Examination Status	Table 23.6 summarizes our major tax jurisdiction examination status as of December 31, 2024.
Table 23.6: Tax Examination Status

Jurisdiction	Tax Year(s)	Status
United States	2015-2016	Administrative appeals
United States	2017-2022	Field examination
California	2015-2020	Field examination
New York State	2017-2019	Field examination
New York City	2017-2019	Field examination